JPMORGAN INSURANCE TRUST

270 PARK AVENUE

NEW YORK, NEW YORK 10017

September 7, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Insurance Trust (the “Trust”), on behalf of
JPMorgan Insurance Trust Global Allocation
Portfolio and JPMorgan Insurance Trust
Income Builder Portfolio (the “Portfolios”)
File Nos. 33-660808 and 811-7874

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Portfolios. These exhibits contain the risk/return summary information in the prospectuses for the Portfolios dated May 1, 2018, as supplemented August 23, 2018. The purpose of this filing is to submit the XBRL information from the 497 filing dated August 23, 2018 for the Portfolios.

Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.

Very truly yours,

/s/ Caremine Lekstutis
Caremine Lekstutis
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase